Related Party Disclosures - Balances held by entities with significant influence over the company (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Related Party Disclosures
Share capital	€ 25	€ 96,810	€ 25
Capital reserves	€ 66,479	€ 174,998	€ 66,479